UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Nelson

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2013

Item 1 – Schedule of Investments.

	SHARES	MARKET VALUE
COMMON STOCKS (97.85%)
CONSUMER DISCRETIONARY (16.69%)
Auto Components (0.54%)
BorgWarner, Inc.	6,900	$699,591

Automobiles (0.61%)
Tesla Motors, Inc.(a)	1,300	251,446
Thor Industries, Inc.	9,413	546,331

		797,777

Distributors (1.04%)
LKQ Corp.(a)	42,504	1,354,177

Hotels, Restaurants & Leisure (3.29%)
Arcos Dorados Holdings, Inc., Class A	66,500	788,025
BJ’s Restaurants, Inc.(a)	15,057	432,437
Chuy’s Holdings, Inc.(a)	9,018	323,656
Starbucks Corp.	26,600	2,047,402
Wynn Resorts Ltd.	4,500	711,045

		4,302,565

Internet & Catalog Retail (3.22%)
Amazon.com, Inc.(a)	6,270	1,960,253
priceline.com, Inc.(a)	1,275	1,288,961
RetailMeNot, Inc.(a)	10,395	369,750
Shutterfly, Inc.(a)	10,488	586,070

		4,205,034

Leisure Equipment & Products (0.68%)
Polaris Industries, Inc.	6,900	891,342

Media (0.59%)
Discovery Communications, Inc., Class A(a)	9,200	776,664

Specialty Retail (3.50%)
CarMax, Inc.(a)	8,150	395,031
Dick’s Sporting Goods, Inc.	18,700	998,206
DSW, Inc., Class A	10,350	883,062
Francesca’s Holdings Corp.(a)	43,099	803,365
Tiffany & Co.	13,345	1,022,494
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,900	465,894

		4,568,052

Textiles, Apparel & Luxury Goods (3.22%)
Deckers Outdoor Corp.(a)	16,143	1,064,147
Fifth & Pacific Cos., Inc.(a)	42,250	1,061,742
Under Armour, Inc., Class A(a)	26,165	2,078,809

		4,204,698

CONSUMER STAPLES (4.00%)
Beverages (0.61%)
Monster Beverage Corp.(a)	15,200	794,200

Food & Staples Retailing (2.13%)
Costco Wholesale Corp.	8,450	972,764
The Fresh Market, Inc.(a)	21,014	994,172
PriceSmart, Inc.	8,604	819,445

		2,786,381

Food Products (1.26%)
The Hain Celestial Group, Inc.(a)	13,450	1,037,264
Mead Johnson Nutrition Co.	8,250	612,645

		1,649,909

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
ENERGY (6.66%)
Energy Equipment & Services (6.66%)
Core Laboratories N.V.	9,131	$1,545,056
Dril-Quip, Inc.(a)	17,540	2,012,715
Forum Energy Technologies, Inc.(a)	16,886	456,091
Frank’s International N.V.(a)	15,530	464,813
Geospace Technologies Corp.(a)	5,400	455,220
National-Oilwell Varco, Inc.	9,000	702,990
Oceaneering International, Inc.	20,400	1,657,296
Schlumberger Ltd.	15,845	1,400,064

		8,694,245

FINANCIALS (11.62%)
Capital Markets (3.33%)
The Charles Schwab Corp.	34,250	724,045
Financial Engines, Inc.	17,952	1,067,067
FXCM, Inc., Class A	41,168	813,068
T. Rowe Price Group, Inc.	12,400	891,932
Virtus Investment Partners, Inc.(a)	5,285	859,552

		4,355,664

Commercial Banks (1.42%)
Signature Bank(a)	20,334	1,860,968

Diversified Financial Services (1.16%)
MarketAxess Holdings, Inc.	11,500	690,460
Portfolio Recovery Associates, Inc.(a)	13,656	818,540

		1,509,000

Insurance (2.51%)
ACE Ltd.	26,400	2,469,984
Greenlight Capital Re Ltd., Class A(a)	28,614	813,782

		3,283,766

Real Estate Investment Trusts (1.31%)
American Tower Corp.	23,000	1,704,990

Real Estate Management & Development (1.24%)
FirstService Corp.	27,895	1,083,442
Zillow, Inc., Class A(a)	6,349	535,665

		1,619,107

Thrifts & Mortgage Finance (0.65%)
BofI Holding, Inc.(a)	13,130	851,612

HEALTH CARE (11.73%)
Biotechnology (3.70%)
Ariad Pharmaceuticals, Inc.(a)	20,650	379,960
BioMarin Pharmaceutical, Inc.(a)	24,205	1,748,085
Celgene Corp.(a)	7,400	1,139,082
Ironwood Pharmaceuticals, Inc.(a)	36,650	434,302
Onconova Therapeutics, Inc.(a)	18,417	487,498
Puma Biotechnology, Inc.(a)	12,095	649,018

		4,837,945

Health Care Equipment & Supplies (1.76%)
Intuitive Surgical, Inc.(a)	3,200	1,204,064
Masimo Corp.	21,345	568,631
Neogen Corp.(a)	8,683	527,232

		2,299,927

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Providers & Services (1.19%)
ExamWorks Group, Inc.(a)	44,047	$1,144,782
Premier, Inc.(a)	12,710	402,907

		1,547,689

Health Care Technology (3.42%)
athenahealth, Inc.(a)	17,083	1,854,530
Cerner Corp.(a)	49,630	2,608,057

		4,462,587

Life Sciences Tools & Services (0.34%)
Illumina, Inc.(a)	5,450	440,523

Pharmaceuticals (1.32%)
Allergan, Inc.	11,450	1,035,652
Zoetis, Inc.	22,265	692,887

		1,728,539

INDUSTRIALS (16.34%)
Aerospace & Defense (2.96%)
B/E Aerospace, Inc.(a)	14,300	1,055,626
HEICO Corp.	10,442	707,341
Precision Castparts Corp.	6,600	1,499,784
TransDigm Group, Inc.	4,326	600,016

		3,862,767

Air Freight & Logistics (0.56%)
Echo Global Logistics, Inc.(a)	35,249	738,114

Commercial Services & Supplies (1.94%)
The Advisory Board Co.(a)	17,030	1,012,944
Waste Connections, Inc.	33,392	1,516,331

		2,529,275

Electrical Equipment (0.80%)
AMETEK, Inc.	9,500	437,190
Rockwell Automation, Inc.	5,700	609,558

		1,046,748

Machinery (4.28%)
AGCO Corp.	10,550	637,431
Cummins, Inc.	6,350	843,724
Graco, Inc.	10,938	810,068
Middleby Corp.(a)	3,964	828,119
Nordson Corp.	8,300	611,129
Rexnord Corp.(a)	17,322	360,298
WABCO Holdings, Inc.(a)	10,050	846,813
Wabtec Corp.	10,450	656,992

		5,594,574

Professional Services (3.43%)
Huron Consulting Group, Inc.(a)	13,068	687,508
IHS, Inc., Class A(a)	9,335	1,065,870
Stantec, Inc.	13,118	671,773
Verisk Analytics, Inc., Class A(a)	18,800	1,221,248
WageWorks, Inc.(a)	16,495	832,173

		4,478,572

Road & Rail (0.40%)
Landstar System, Inc.	9,318	521,622

Trading Companies & Distributors (1.97%)
Fastenal Co.	36,420	1,830,105

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	9,100	$740,285

		2,570,390

INFORMATION TECHNOLOGY (28.71%)
Communications Equipment (3.37%)
InterDigital, Inc.	6,879	256,793
Palo Alto Networks, Inc.(a)	16,798	769,684
Polycom, Inc.(a)	44,001	480,491
QUALCOMM, Inc.	30,965	2,085,803
ViaSat, Inc.(a)	12,700	809,625

		4,402,396

Electronic Equipment & Instruments (1.58%)
FARO Technologies, Inc.(a)	15,546	655,575
FEI Co.	7,800	684,840
IPG Photonics Corp.	12,780	719,642

		2,060,057

Internet Software & Services (7.62%)
Envestnet, Inc.(a)	30,499	945,469
Equinix, Inc.(a)	6,885	1,264,430
Google, Inc., Class A(a)	2,125	1,861,309
LinkedIn Corp., Class A(a)	9,100	2,239,146
Liquidity Services, Inc.(a)	39,511	1,325,989
NIC, Inc.	20,082	464,095
SPS Commerce, Inc.(a)	10,765	720,394
Stamps.com, Inc.(a)	24,762	1,137,319

		9,958,151

IT Services (2.55%)
ServiceSource International, Inc.(a)	58,790	710,183
VeriFone Systems, Inc.(a)	41,587	950,679
Visa, Inc., Class A	8,715	1,665,436

		3,326,298

Semiconductors & Semiconductor Equipment (2.61%)
ARM Holdings PLC(b)	43,717	2,103,662
Hittite Microwave Corp.(a)	7,336	479,408
NVIDIA Corp.	52,750	820,790

		3,403,860

Software (10.98%)
ANSYS, Inc.(a)	14,627	1,265,528
Concur Technologies, Inc.(a)	6,496	717,808
FleetMatics Group PLC(a)	25,046	940,477
NetSuite, Inc.(a)	6,200	669,228
RealPage, Inc.(a)	43,603	1,009,845
Salesforce.com, Inc.(a)	39,270	2,038,506
ServiceNow, Inc.(a)	13,700	711,715
Solera Holdings, Inc.	17,903	946,532
Splunk, Inc.(a)	35,717	2,144,449
Tableau Software, Inc., Class A(a)	3,752	267,292
The Ultimate Software Group, Inc.(a)	10,979	1,618,305
VMware, Inc., Class A(a)	11,350	918,215
Workday, Inc., Class A(a)	13,550	1,096,601

		14,344,501

MATERIALS (2.10%)
Chemicals (0.88%)
Praxair, Inc.	9,625	1,157,021

Metals & Mining (1.22%)
Allegheny Technologies, Inc.	28,750	877,450

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Metals & Mining (continued)
Silver Wheaton Corp.	28,705	$711,023

		1,588,473

TOTAL COMMON STOCKS (COST OF $87,096,123)		127,809,771

	PAR VALUE
SHORT TERM INVESTMENT (2.63%)
REPURCHASE AGREEMENT (2.63%)
Repurchase agreement with State Street Bank & Trust Co., dated 09/30/13, due 10/01/13 at 0.01%, collateralized by Federal National Mortgage Association 3.00%, 03/15/43, market value of $3,506,914 (Repurchase proceeds of $3,431,001) (COST OF $3,431,000)	$3,431,000	$3,431,000

TOTAL INVESTMENTS (100.48%) (COST OF $90,527,123)(c)		131,240,771
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.48%)		(625,205)

NET ASSETS (100.00%)		$130,615,566

NET ASSET VALUE PER SHARE (23,527,776 SHARES OUTSTANDING)		$5.55

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $90,925,579.

Gross unrealized appreciation and depreciation at September 30, 2013 based on cost of investment for federal income tax purpose is as follows:

Gross unrealized appreciation	$42,044,602
Gross unrealized depreciation	(1,729,410)

Net unrealized appreciation	$40,315,192

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Schedule of Investments.

LIBERTY ALL STAR GROWTH FUND

Notes to Schedule of Investments

September 30, 2013 (unaudited)

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Fund’s Board of Trustees.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers. For the period ended September 30, 2013, the Fund only held American Depositary Receipts and did not hold any securities denominated in foreign currencies.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/ (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund engages in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$127,809,771	$–	$–	$127,809,771
Short Term Investment	–	3,431,000	–	3,431,000

Total	$127,809,771	$3,431,000	$–	$131,240,771

*See Schedule of Investments for industry classifications

For the period ended September 30, 2013, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquiror and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND, INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 21, 2013

By:	/s/ Kimberly Storms
Kimberly Storms
Treasurer (principal financial officer)

Date:	November 21, 2013